Note 7 - Property and Equipment (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Depreciation, Depletion and Amortization, Nonproduction, Total	¥ 11,999,414	¥ 10,513,162	¥ 9,533,541
Capitalized Computer Software, Accumulated Amortization	22,072,049	20,882,937
Capitalized Computer Software, Amortization	¥ 3,348,188	2,894,740
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life	6 years
General and Administrative Expense [Member]
Gain (Loss) on Disposition of Assets, Total	¥ (99,953)	¥ (139,162)	¥ (27,950)